Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 3,050	¥ 6,874	¥ 8,352
Increase-tax position in prior years	1,430	277	1,112
Increase-tax position in current year	51	2,135	1,936
Decrease-tax position in prior years	(33)	(868)	(2,517)
Settlements with taxing authorities	(428)	(5,350)	(2,002)
Lapse of statute of limitations	(6)	(18)	(7)
Balance at end of year	¥ 4,064	¥ 3,050	¥ 6,874